Accrued expenses - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued expenses [Abstract]
Accrued expenses
(7)	Accrued expenses

Accrued expenses consist of the following (in thousands):
	December 31,	June 30,
	2012	2013
Accrued consulting and professional fees	$387	$344
Accrued private placement fees	—	1,371
Accrued research and development	453	485
Accrued interest on convertible notes	373	375
Other	241	108
	$1,454	$2,683

(8)          Accrued expenses

Accrued expenses consist of the following (in thousands):
	December 31,
	2011	2012
Accrued consulting and professional fees	$119	$387
Accrued research and development	235	453
Accrued interest on convertible notes	—	373
Other	83	241
	$437	$1,454